Earnings Per Share	6 Months Ended
Feb. 24, 2018
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

Basic earnings per share is based on the weighted average number of common shares issued and outstanding for the Successor period. Diluted earnings per share is based on the weighted average number of common shares issued and outstanding and the effect of all dilutive common stock equivalents outstanding during each period.

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

	Thirteen Weeks Ended	Twenty-Six Weeks Ended
	February 24, 2018	February 24, 2018
(In thousands, except share data)	(Successor)	(Successor)
Basic earnings per share computation:
Numerator:
Net income available to common stock shareholders	$41,394	$51,612
Denominator:
Weighted average common shares - basic	70,582,573	70,576,744
Basic earnings per share from net income	$0.59	$0.73
Diluted earnings per share computation:
Numerator:
Net income available to common stock shareholders	$41,394	$51,612
Denominator:
Weighted average common shares outstanding - basic	70,582,573	70,576,744
Warrant conversion	3,202,726	2,000,021
Restricted stock units	46,908	28,940
Weighted average common shares - diluted (1)	73,832,207	72,605,705
Diluted earnings per share from net income	$0.56	$0.71
(1) Excludes the effect of non-qualified stock options which were anti-dilutive for the respective periods.